Crypto Assets	12 Months Ended
Jun. 30, 2026
Crypto Assets [Abstract]
Crypto assets

3. Crypto assets

The following table presents a reconciliation of the opening and closing balances of the Group’s crypto assets, including purchases and unrealized gains or losses:

	Carrying Value	Approximate Number of Bitcoins Held
	RMB
Balance as of June 30, 2025	-	-
Purchase	3,386,443	6.51
Fair value change	(728,326)	-
Balance as of June 30, 2026	2,658,117	6.51

The following table summarizes the Company’s digital assets holdings as of the dates indicated:

	As of June 30,
	2025	2026
	RMB	RMB
Crypto assets cost basis	-	3,386,443
Crypto assets fair value	-	2,658,117
Fair value change of crypto assets	-	728,326